Shareholder Report, Average Annual Return (Details)		10 Months Ended	12 Months Ended
		Apr. 30, 2026	Apr. 30, 2026
C000260537
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bluemonte Large Cap Core ETF
C000260538
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bluemonte Large Cap Growth ETF
C000260539
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bluemonte Large Cap Value ETF
C000260535
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bluemonte Dynamic Total Market ETF
C000260536
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bluemonte Global Equity ETF
C000260533
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bluemonte Core Bond ETF
C000260541
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bluemonte Short Term Bond ETF
C000260540
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bluemonte Long Term Bond ETF
C000260534
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bluemonte Diversified Income ETF
Without Sales Load [Member] | C000260537
Average Annual Return [Line Items]
Average Annual Return, Percent		20.42%
Without Sales Load [Member] | C000260538
Average Annual Return [Line Items]
Average Annual Return, Percent		21.45%
Without Sales Load [Member] | C000260539
Average Annual Return [Line Items]
Average Annual Return, Percent		21.12%
Without Sales Load [Member] | C000260535
Average Annual Return [Line Items]
Average Annual Return, Percent		22.85%
Without Sales Load [Member] | C000260536
Average Annual Return [Line Items]
Average Annual Return, Percent		26.28%
Without Sales Load [Member] | C000260533
Average Annual Return [Line Items]
Average Annual Return, Percent		4.00%
Without Sales Load [Member] | C000260541
Average Annual Return [Line Items]
Average Annual Return, Percent		3.37%
Without Sales Load [Member] | C000260540
Average Annual Return [Line Items]
Average Annual Return, Percent		3.82%
Without Sales Load [Member] | C000260534
Average Annual Return [Line Items]
Average Annual Return, Percent		7.68%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]		S&P 500 Index (USD) (TR)
Average Annual Return, Percent		22.01%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]		S&P 500 Index (USD) (TR)
Average Annual Return, Percent		22.01%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]		S&P 500 Index (USD) (TR)
Average Annual Return, Percent		22.01%
S&P Total Market Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]		S&P Total Market Index (USD) (TR)
Average Annual Return, Percent		22.06%
MSCI ACWI Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6]		MSCI ACWI Index (USD) (TR)
Average Annual Return, Percent		23.30%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		4.30%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		4.30%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		4.30%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		4.30%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	ACWI – All Country World Index
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.